Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
4.
CASH AND CASH EQUIVALENTS

	September 30, 2024	December 31, 2023
	$	$
Cash	3,212	12,050
Cash equivalents	337,951	183,466
	341,163	195,516

As at September 30, 2024, $0.6 million of cash and cash equivalents were held in Canadian dollars (December 31, 2023 - $8.5 million), and $340.6 million in US dollars (December 31, 2023 - $187.0 million). Cash equivalents include investments in US treasury bills, short-term savings and deposit accounts with two Canadian Schedule I chartered banks that mature within 90 days of the date of acquisition and earn interest between 4.6-5.5% per annum.